Share-Based Payment - Summary of Key Share-based Awards Expense and their Respective Equity or Liability Balances (Details)	12 Months Ended
	Dec. 31, 2023 shares segment category	Dec. 31, 2022 segment shares
Restricted share units (RSUs) [Member]
Number of Shares Rollforward [Roll Forward]
Ending balance | segment	12,429,557,000
Number of employees | category	1,300
Percentage of total employees	8.50%
Restricted share units (RSUs) [Member] | Total
Number of Shares Rollforward [Roll Forward]
Beginning balance	11,507,221,000	6,585,148,000
Granted	(5,293,655,000)	(6,171,570,000)
Issued	(2,149,169,000)	700,092,000
Cancelled	2,222,150,000	549,405,000
Ending balance	(12,429,557,000)	11,507,221,000
Performance share units (PSUs) [Member]
Number of Shares Rollforward [Roll Forward]
Ending balance	8,305,048,000
Number of employees | category	200
Percentage of total employees	1.30%
Performance share units (PSUs) [Member] | Total
Number of Shares Rollforward [Roll Forward]
Beginning balance	7,320,367,000	4,070,000,000
Granted	(1,141,273,000)	(4,606,897,000)
Issued	0	0
Cancelled | segment	(156,592,000)	(1,356,530,000)
Ending balance | segment	8,305,048,000	7,320,367,000
Stock Options [Member]
Number of Shares Rollforward [Roll Forward]
Ending balance	45,159,000
Stock Options [Member] | Total
Number of Shares Rollforward [Roll Forward]
Beginning balance	45,159,000	32,502,000
Granted	0	(12,657,000)
Issued	0	0
Cancelled	0	0
Ending balance | segment	45,159,000	45,159,000
Beginning balance	18,872,747,000	10,687,650,000
Granted	(6,434,928,000)	(10,791,124,000)
Issued	2,149,169,000	700,092,000
Cancelled	2,378,742,000	1,905,935,000
Ending balance	20,779,764,000	18,872,747,000